Revenues - Disclosure of products sales by channel (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL PRODUCT SALES	€ 64,020	€ 91,020
Direct product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL PRODUCT SALES	47,051	70,599
Indirect product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL PRODUCT SALES	€ 16,970	€ 20,421